INCOME TAXES (Schedule of Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective income tax rate reconciliation [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Cayman and HK entities not subject to income taxes	1.20%	2.50%	(3.00%)
Research and development bonus deduction	(2.70%)	(3.30%)	(2.70%)
Non-deductible selling, general and administrative expenses
Share based compensation	6.50%	4.50%	3.80%
Other non-deductible selling, general and administrative expenses	0.10%	0.60%	0.50%
Change in valuation allowance	2.50%	3.10%	6.40%
Tax holiday	(25.20%)	(31.10%)	(20.00%)
Others	0.00%	0.10%	0.00%
Actual income tax expense	7.20%	2.20%	8.90%
ANTE [Member]
Non-deductible selling, general and administrative expenses
Preferential tax rates	(0.70%)	0.10%	(1.00%)
Tarena Hangzhou [Member]
Effective income tax rate reconciliation [Line Items]
PRC statutory income tax rate	12.50%
Non-deductible selling, general and administrative expenses
Preferential tax rates	0.50%	0.70%	(0.10%)